Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Netting Adjustments and Items Not Offset in Consolidated Balance Sheet, Liabilities (Details) - USD ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Derivative liabilities
Gross Recognized Liabilities	$ 8,081	$ 8,217
Gross Amounts Offset on the Consolidated Balance Sheet	(2,949)	(3,720)
Net Amounts Presented on the Consolidated Balance Sheet	5,132	4,497
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	(177)	(141)
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Pledged	0	0
Net Amount	4,955	4,356
Repurchase agreements
Gross Recognized Liabilities	7,645	3,579
Net Amounts Presented on the Consolidated Balance Sheet	7,645	3,579
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	(851)	(568)
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Pledged	(6,787)	(3,008)
Net Amount	7	3
Securities loaned
Gross Recognized Liabilities	90	290
Net Amounts Presented on the Consolidated Balance Sheet	90	290
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	0	(14)
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Pledged	(88)	(270)
Net Amount	2	6
Total
Gross Recognized Liabilities	15,816	12,086
Gross Amounts Offset on the Consolidated Balance Sheet	(2,949)	(3,720)
Net Amounts Presented on the Consolidated Balance Sheet	12,867	8,366
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	(1,028)	(723)
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Pledged	(6,875)	(3,278)
Net Amount	4,964	4,365
Cash collateral netted against derivative liabilities	1,900	1,700
Derivative liabilities not subject to netting arrangements	$ 79	$ 92